Cash and cash equivalents, Credit Quality (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	[1]	Oct. 31, 2018	[1]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 558.4	$ 737.2	$ 355.7		$ 620.9
AAA [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	184.8	358.4
AA- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	2.8	27.2
A+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	348.6	318.6
A [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	11.6	9.9
A- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	2.6	9.1
BBB+ to C- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 8.0	$ 14.0

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.